Summary of Significant Accounting Policies - Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-term investments:
Short-term investments	$ 2,930
Money market funds [Member]
Short-term investments:
Short-term investments	2,930
Level 1 [Member]
Short-term investments:
Short-term investments	2,930
Level 1 [Member] | Money market funds [Member]
Short-term investments:
Short-term investments	2,930
Level 2 [Member]
Short-term investments:
Short-term investments
Level 2 [Member] | Money market funds [Member]
Short-term investments:
Short-term investments
Level 3 [Member]
Short-term investments:
Short-term investments
Level 3 [Member] | Money market funds [Member]
Short-term investments:
Short-term investments